Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		24.33%	9.76%	8.14%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		29.95%	10.24%	8.13%
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Average Annual Return, Percent		32.48%	11.48%	9.17%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		31.65%	10.80%	8.51%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		32.26%	11.34%	9.06%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		32.41%	11.45%	9.17%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		32.28%	11.35%	9.06%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		31.92%	11.07%	8.78%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		30.95%	10.24%	8.13%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Putnam Growth Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Growth Blended Benchmark
Average Annual Return, Percent	[1]	28.49%	11.12%	9.45%
Putnam Growth Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Growth Blended Benchmark
Average Annual Return, Percent	[2]	28.49%	11.12%	9.45%
Putnam Growth Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Growth Blended Benchmark
Average Annual Return, Percent	[3]	28.49%	11.12%	9.45%
Putnam Growth Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Growth Blended Benchmark
Average Annual Return, Percent	[4]	28.49%	11.12%	9.45%
Putnam Growth Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Growth Blended Benchmark
Average Annual Return, Percent	[5]	28.49%	11.12%	9.45%
Putnam Growth Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Growth Blended Benchmark
Average Annual Return, Percent	[6]	28.49%	11.12%	9.45%
Putnam Growth Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Growth Blended Benchmark
Average Annual Return, Percent	[7]	28.49%	11.12%	9.45%

[1]
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[2]
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[3]
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[4]
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[5]
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[6]
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[7]
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.